Annual Total Returns[BarChart] - Invesco VI Diversified Dividend Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.20%	18.72%	31.04%	12.83%	2.07%	14.81%	8.58%	(7.57%)	25.09%	0.14%